Summary of Significant Accounting Policies - Additional Information (Details) (Detail) - USD ($)		11 Months Ended
	May 18, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of Insider shares for no consideration, Shares		15,000
Number of shares forfeited		750,000
Offering costs charged to stockholders' equity upon completion of offering	$ 12,732,907	$ 12,732,907
Unrecognized tax benefits		0
Amount accrued for payment of interest and penalties		$ 0
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of Insider shares for no consideration, Shares		15,000
Founders | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares forfeited		750,000